Operations (Tables)	12 Months Ended
Dec. 31, 2025
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs
As of December 31, 2025, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development 1
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development 1
Chaodian (Shanghai) Technology Co., Ltd.	PRC, 2019	100	E-commerce and advertising 1

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Interest	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100*	Mobile game operation 2
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu ”)	PRC, 2014	100*	Video distribution and game distribution 2
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100*	Game distribution 2
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100*	Comics distribution 2
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100*	E-commerce platform 2

*	Hode Shanghai is the primary beneficiary of the major VIEs and VIEs’ subsidiaries.
1	These companies were established in the PRC in the form of wholly foreign-owned enterprises.
2	These companies were established in the PRC in the form of investments solely by legal corporations or controlled by natural person(s).

Schedule of combined financial information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements of the Group
The following combined financial information of the consolidated VIEs and VIEs’ subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31, 2024	December 31, 2025
	RMB in thousands
Cash and cash equivalents	2,108,946	2,199,181
Time deposits	21,560	21,015
Restricted cash	50,000	50,800
Accounts receivable, net	623,464	718,182
Amounts due from Group companies	532,700	647,082
Amounts due from related parties	17,233	55,696
Prepayments and other current assets	382,386	492,189
Short-term investments	537,432	1,086,199
Long-term investments, net	1,714,647	1,417,457
Other non-current assets	4,647,176	4,740,489

Total assets	10,635,544	11,428,290

Accounts payable	3,650,374	4,003,546
Salary and welfare payables	426,568	346,391
Taxes payable	135,235	107,549
Short-term loans	600,000	347,458
Deferred revenue	2,727,174	3,111,282
Accrued liabilities and other payables	895,670	1,139,511
Amounts due to Group companies	10,362,724	9,653,655
Amounts due to related parties	4,463	15,631
Other long-term payables	400,630	449,488

Total liabilities	19,202,838	19,174,511

Total Bilibili Inc’s shareholders’ deficit	(8,575,962)	(7,736,087)
Noncontrolling interests	8,668	(10,134)

Total shareholders’ deficit	(8,567,294)	(7,746,221)

Total liabilities and shareholders’ deficit	10,635,544	11,428,290

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Third-party revenues	14,642,361	17,393,878	19,024,454
Inter-company revenues	990,698	916,759	655,135

Total revenues	15,633,059	18,310,637	19,679,589
Third-party costs and expenses	(15,591,936)	(16,539,124)	(16,790,742)
Inter-company consulting and services costs and expenses	(581,599)	(1,282,159)	(1,787,349)
Other inter-company costs and expenses	(282,725)	(154,393)	(80,912)

Total costs and expenses	(16,456,260)	(17,975,676)	(18,659,003)
(Loss)/profit from non-operations	(263,022)	243,418	(187,983)

(Loss)/profit before income tax expenses	(1,086,223)	578,379	832,603
Income tax (expense)/benefit	(31,321)	45,147	1,946

Net (loss)/profit	(1,117,544)	623,526	834,549
Net (profit)/loss attributable to noncontrolling interests	(9,587)	17,135	1,198

Net (loss)/profit attributable to Bilibili Inc.’s shareholders	(1,127,131)	640,661	835,747

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Consulting and services charges from Group companies	(760,716)	(640,317)	(502,146)
Other operating cashflow from/(to) Group companies	1,822,310	(129,306)	300,256
Operating cashflow from third-parties	828,787	4,815,447	4,030,640

Net cash provided by operating activities	1,890,381	4,045,824	3,828,750

Purchase of short-term investments	(1,126,000)	(8,204,894)	(28,929,559)
Maturity of short-term investments	1,126,500	7,873,769	28,382,380
Placement of time deposits	(5,701)	(28,500)	(25,768)
Maturity of time deposits	5,701	11,424	25,768
Other investing activities	(944,970)	(1,091,578)	(868,145)

Net cash used in investing activities	(944,470)	(1,439,779)	(1,415,324)

Investments and loans to Group companies	(695,870)	(1,700,509)	(1,845,421)
Other financing activities	92,265	(698,000)	(481,000)

Net cash used in financing activities	(603,605)	(2,398,509)	(2,326,421)